Derivative financial instruments and hedging activities - Summary of Fair Value Hedges - Assets and Liabilities Designated as hedged Items (Detail) - Fair value hedges [member] - Interest rate risk [member] - Designated as hedged items in hedging relationships [member] - CAD ($)
$ in Millions
12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Fixed rate assets [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount, Assets	$ 29,985	$ 20,172
Accumulated amount of fair value adjustments on the hedged item, Assets	569	$ (529)
Accumulated amount of fair value adjustments on the hedged item, Liabilities	$ 0
Balance sheet item(s)	Investment securities; Loans - Retail	Investment securities; Loans - Retail
Changes in fair values used for calculating hedge ineffectiveness	$ 1,028	$ (650)
Fixed rate liabilities [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount, Liabilities	74,099	68,714
Accumulated amount of fair value adjustments on the hedged item, Liabilities	$ 693	$ (1,302)
Balance sheet item(s)	Deposits - Business and government; Subordinated debentures	Deposits - Business and government; Subordinated debentures
Changes in fair values used for calculating hedge ineffectiveness	$ (2,045)	$ 1,018